Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 19, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrant liability expire date		Jan. 28, 2023		Jan. 28, 2023
Warrant liability - subsidiary		$ 39		$ 24	$ 4,528
Change in fair value of subsidiary warrant liability		$ 15		$ (4,504)
Discount percentage of stock price
Fair value of the warrant liability		$ 15	$ (2,477)	$ (4,504)	$ (741)
Change in fair value of warrant liability		366
Note Purchase Agreement [Member] | FB Loan [Member]
Fair value of the warrant liability at grant date		15,600
Fair value of the warrant liability	$ 15,600	16,000
Change in fair value of warrant liability		$ 400